Note 4 - Use of Estimates and Judgments	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
4.	USE OF ESTIMATES AND JUDGMENTS

The preparation of financial statements in compliance with IFRS requires Management to make use of judgments, estimates and assumptions that affect the application of accounting practices and the reported amounts of assets and liabilities, income and expenses. The estimates and assumptions are based on past experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for decision-making regarding judgments regarding the carrying amounts of assets and liabilities that are not readily evident from other sources. The actual results may differ from these estimates.

The estimates and assumptions are reviewed on a regular basis. Changes in accounting estimates may affect the period during which they are realized, or future periods.

Although each significant accounting policy reflects judgments, assessments or estimates, the Company believes that the following accounting practices reflect the most critical judgments, estimates and assumptions that are important to its business operations and the understanding of its results:

(i) Predecessor basis of accounting (Note 3 (c));

(ii) Business combinations (Note 3 (c) and (k);

(iii) Impairment (Note 3 (w) and (x));

(iv) Provisions, including tax contingencies (Note 3 (v));

(v) Share-based payments (Note 3 (t));

(vi) Employee benefits (Note 3 (s));

(vii) Current and deferred tax (Note 3 (i));

(viii) Joint arrangements (Note 3 (c));

(ix) Measurement of financial instruments, including derivatives (Note 3 (w));

(x) Assets and liabilities recognition related to extemporaneous tax credits and debits (Note 3 (m));

(xi) Accounting and financial reporting in hyperinflationary economies (Note 3 (d)); and

(xii) Leases (Note 3 (j)).

The fair values of acquired identifiable intangibles with indefinite useful lives are based on an assessment of future cash flow. Impairment analyses of goodwill and intangible assets with indefinite useful lives are performed at least annually, or whenever a triggering event occurs, to determine whether the carrying value exceeds the recoverable amount.

The Company uses its judgment to choose between a variety of methods including the net fair value of expenses approach and option valuation models and makes assumptions about the fair value of financial instruments mainly based on the market conditions at each balance sheet date.

Actuarial assumptions regarding future events are used for the calculation of projected pension and other long-term employee benefit expenses and liabilities. These factors include assumptions regarding interest rates, rates of increase in healthcare costs, rates of future compensation increases, turnover rates, and life expectancy.

The company is subject to income tax in numerous jurisdictions. Significant judgment is required to determine the Company’s worldwide provision for income tax. There are some transactions and calculations for which the ultimate tax determination is uncertain. Some of the subsidiaries of the Company are involved in tax audits, usually in relation to prior years. These audits are ongoing in various jurisdictions as at the balance sheet date, and by their nature, can take a considerable time to complete.

To measure the amounts of extemporaneous tax credits arising from lawsuits, the Company evaluates the documents for the period covered by the lawsuit, and applies the guidelines for the final decision, applicable legislation or other elements that enable the amount to be estimated with sufficient reliability.